Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 16:-	SUBSEQUENT EVENT

Commencing July 2021 and through the date of this report, the Company and seven (7) existing Company shareholders entered into definitive agreements relating to a private placement (the “Private Placement”) of the Company’s Ordinary Shares for aggregate gross proceeds to the Company of $2,850,000. The Company anticipates receiving an additional $150,000 from this round of the Private Placement from these investors subject to completion of the subscription procedures. In February 2022, the Company issued an aggregate of 40,068,888 Ordinary Shares in respect of the definitive agreements mentioned above (the shares were issued based on $0.07 per ordinary share following the decision received in the shareholders meeting that took place on September 19, 2021, refer to Note 11.b.7 for additional information).

The $2,850,000 mentioned above were collected as follows:

●	$230,000 – Loans in July and August 2021. Those loans (including accrued interest as of December 31, 2021) were recorded as short term loans within the current liabilities as of December 31, 2021.

●	$350,000 – In November 2021. Those investments were recorded as advance payment on the account of issuing ordinary shares within the Consolidated Statement of Changes in Stockholders’ Equity (Deficit) for the year ended December 31, 2021.

●	$2,270,000 – In January and February 2022.

As part of the $3.0 million investment described above, the Company agreed to the request of certain of the Private Placement investors to nominate three members to the Company’s board of directors (the “Company Board”). The Company Board prior to that investment was comprised of six sitting directors and one vacancy. David Boas and Ofer Greenebreger were appointed as new Directors commencing May 19, 2022 and replaced Ran Eisenberg, the Company Chief executive officer (who remained the Company’s Chief executive officer) and Dr. Astorre Modena. The Company Board is looking to fill the missing member.